Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 30,784,207	$ 6,052,961	$ 36,837,168
MEXICO
Total	30,784,207	6,052,961	36,837,168
MEXICO | Internal Revenue Service (Secretaria de Hacienda) [Member]
Total	20,191,564		20,191,564
MEXICO | Ministry of Economy (Secretaría de Economía) [Member]
Total	$ 10,592,643	$ 6,052,961	$ 16,645,604